Business Combinations - Narrative, Oncacare Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 9,051,410	$ 9,022,075	$ 8,971,670
Acquisition related costs		$ 0	$ 6,160	$ 0
Oncacare
Business Acquisition [Line Items]
Percentage of share capital acquired	51.00%
Business combination, consideration transferred	$ 5,100
Goodwill	13,400
Acquisition related costs	$ 6,200